SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM LOANS AND OTHER BORROWINGS - Other significant information (Details) $ in Millions, Rp in Billions	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)
Mandir maturing on September 27, 2024
Borrowings and other credit facilities
Total facility	Rp 3,550
BNI Maturing on November 7, 2024
Borrowings and other credit facilities
Total facility	350
BNI maturing on June 6, 2024
Borrowings and other credit facilities
Total facility	1,135
Mandiri maturing on October 31, 2024
Borrowings and other credit facilities
Total facility	Rp 500
Interest rate (as a percent)	1.30%	1.30%
HSBC maturing on November 6, 2024
Borrowings and other credit facilities
Total facility	Rp 400
HSBC maturing on December 31, 2024
Borrowings and other credit facilities
Total facility	2,613
DBS maturing on July 31, 2024
Borrowings and other credit facilities
Total facility | $		$ 475,000
MUFG Bank Maturing on October 31, 2024
Borrowings and other credit facilities
Total facility	1,616
UOB maturing on October 31, 2024
Borrowings and other credit facilities
Total facility	Rp 500
Minimum | Mandir maturing on September 27, 2024
Borrowings and other credit facilities
Interest rate (as a percent)	5.85%	5.85%
Minimum | BNI Maturing on November 7, 2024
Borrowings and other credit facilities
Interest rate (as a percent)	7.90%	7.90%
Minimum | BNI maturing on June 6, 2024
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.75%	1.75%
Maximum | Mandir maturing on September 27, 2024
Borrowings and other credit facilities
Interest rate (as a percent)	9.00%	9.00%
Maximum | BNI Maturing on November 7, 2024
Borrowings and other credit facilities
Interest rate (as a percent)	8.50%	8.50%
Maximum | BNI maturing on June 6, 2024
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.50%	2.50%
Maximum | Mandiri maturing on October 31, 2024
Borrowings and other credit facilities
Interest rate (as a percent)	0.80%	0.80%
Monthly Repayment of Interest | Mandiri maturing on October 31, 2024
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.20%	1.20%
Monthly Repayment of Interest | HSBC maturing on December 31, 2024
Borrowings and other credit facilities
Interest rate (as a percent)	7.40%	7.40%
Monthly Repayment of Interest | UOB maturing on October 31, 2024
Borrowings and other credit facilities
Interest rate (as a percent)	1.75%	1.75%
Monthly Repayment of Interest | Minimum | Mandiri maturing on October 31, 2024
Borrowings and other credit facilities
Interest rate (as a percent)	0.70%	0.70%
Monthly Repayment of Interest | Minimum | HSBC maturing on December 31, 2024
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.35%	0.35%
Quarterly repayment of interest | Mandiri maturing on October 31, 2024
Borrowings and other credit facilities
Interest rate (as a percent)	0.25%	0.25%
Quarterly repayment of interest | HSBC maturing on December 31, 2024
Borrowings and other credit facilities
Interest rate (as a percent)	2.00%	2.00%
Quarterly repayment of interest | Maximum | HSBC maturing on December 31, 2024
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.80%	0.80%